NON-CONTROLLING INTERESTS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest	CAD 1,852	CAD 1,726
Non-controlling interests included in the Consolidated Statement of Income
Non-controlling interest	238	252	CAD 6
Noncontrolling Interest
Non-controlling interests included in the Consolidated Statement of Income
Non-controlling interest	(238)	(252)	(6)
Noncontrolling Interest | TC PipeLines, LP
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest	1,852	1,596
Non-controlling interests included in the Consolidated Statement of Income
Non-controlling interest	220	215	(13)
Noncontrolling Interest | Portland Natural Gas Transmission System
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest	0	130
Non-controlling interests included in the Consolidated Statement of Income
Non-controlling interest	9	20	19
Noncontrolling Interest | Columbia Pipeline Partners LP
Non-controlling interests included in the Consolidated Statement of Income
Non-controlling interest	CAD 9	CAD 17	CAD 0